Reconciliation of Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Company's Total Capital to Bank's Regulatory Capital [Line Items]
Total capital per consolidated financial statements	$ 157,739	$ 152,842	$ 125,759	$ 130,517
Holding company equity not available for regulatory capital	(13,151)	(14,336)
Accumulated losses (gains) on available for sale securities	(189)	689
Intangible assets	(18,697)	(19,566)
Disallowed deferred tax asset	(1,840)	(2,152)
Total tier 1 capital	123,862	117,477
Allowance for loan and credit losses reduced by excess allowance per regulatory requirements	8,444	7,487
Total capital per regulatory reporting	$ 132,306	$ 124,964